Accrued Expenses and Other Liabilities	3 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
8.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	December 31,	March 31,
	2024	2025
Project Deposits	3,904	3,137
Payroll payable	717	734
Value added taxes and other taxes payable	370	449
Subscription amount received for unvested restricted shares	288	289
Other accrued expenses	513	711
Total accrued expenses and other liabilities	$5,792	$5,320